UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended June 30, 2004 and the Period September 8, 2003 (inception) to December 31, 2003

                        Maxim S&P 500 Index(R) Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED
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
ASSETS:
      Investments in securities, market value  (1)                                                 $            633,628,042
      Cash                                                                                                          137,501
      Dividends receivable                                                                                          693,266
      Subscriptions receivable                                                                                      920,451
      Receivable for investments sold                                                                             1,731,120
      Variation margin on futures contracts                                                                          34,680
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              637,145,060
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     334,284
      Payable for investments purchased                                                                           3,068,088
      Redemptions payable                                                                                         3,528,110
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           6,930,482
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            630,214,578
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              5,657,727
      Additional paid-in capital                                                                                566,481,097
      Net unrealized appreciation on investments and futures contracts                                           57,652,556
      Undistributed net investment income                                                                           202,807
      Accumulated net realized gain on investments and futures contracts                                            220,391
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            630,214,578
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  11.14
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                200,000,000
      Outstanding                                                                                                56,577,268

(1)  Cost of investments in securities:                                                            $            576,030,041

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                                                                    $                 27,017
      Dividends                                                                                                  5,017,849
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               5,044,866
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                            1,848,307
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            3,196,559
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           2,498,912
      Net realized gain on futures contracts                                                                       105,611
      Change in net unrealized appreciation on investments                                                      13,700,179
      Change in net unrealized appreciation on futures contracts                                                  (108,370)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments                                                           16,196,332
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             19,392,891
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2004 AND PERIOD FROM SEPTEMBER 8, 2003 (INCEPTION) TO DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004              2003
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------
                                                                                                 UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                                 $       3,196,559 $       1,542,861
      Net realized gain on investments                                                              2,498,912            99,272
      Net realized gain on futures contracts                                                          105,611         1,138,368
      Change in net unrealized appreciation on investments                                         13,700,179        43,897,822
      Change in net unrealized appreciation on futures contracts                                    (108,370)           162,925
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Net increase in net assets resulting from operations                                         19,392,891        46,841,248
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                  (2,993,752)       (1,542,657)
      From net realized gains                                                                     (3,231,672)         (390,304)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Total distributions                                                                         (6,225,424)       (1,932,961)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                           131,437,734       634,656,688
      Reinvestment of distributions                                                                 6,225,424         1,932,961
      Redemptions of shares                                                                     (136,483,344)      (65,630,639)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Net increase in net assets resulting from share transactions                                  1,179,814       570,959,010
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Total increase in net assets                                                                 14,347,281       615,867,297

NET ASSETS:
      Beginning of period                                                                         615,867,297                 0
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      End of period  (1)                                                                    $     630,214,578 $     615,867,297
                                                                                              ================  ================
                                                                                              ================  ================

OTHER INFORMATION:

SHARES:
      Sold                                                                                         11,862,198        62,632,944
      Issued in reinvestment of distributions                                                         557,334           182,931
      Redeemed                                                                                   (12,304,111)       (6,354,028)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Net increase                                                                                    115,421        56,461,847
                                                                                              ================  ================
                                                                                              ================  ================

(1) Including undistributed net investment income                                           $         202,807 $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R)PORTFOLIO
FINANCIAL HIGHLIGHTS
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
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Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Six Months Ended       Period Ended December 31,
                                                                                  June 30, 2004             2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------
                                                                                    UNAUDITED

Net Asset Value, Beginning of Period                                         $               10.91   $            10.00

Income from Investment Operations

Net investment income                                                                         0.05                 0.03
Net realized and unrealized gain                                                              0.28                 0.92
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       0.33                 0.95
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.05)               (0.03)
From net realized gains                                                                      (0.05)               (0.01)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Distributions                                                                          (0.10)               (0.04)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               11.14   $            10.91
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                 3.13%  o             9.46%  o

Net Assets, End of Period ($000)                                             $             630,215     $        615,867

Ratio of Expenses to Average Net Assets                                                      0.60%  *             0.60%  *

Ratio of Net Investment Income to Average Net Assets                                         1.04%  *             1.20%  *

Portfolio Turnover Rate                                                                      4.91%  o             4.17%  o


 + The portfolio commenced operations on September 8, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim S&P 500 Index(R) Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on September 8, 2003. The investment objective of the Portfolio is to seek investment results that track as closely as possible the total return of the common stocks that comprise its Benchmark Index, the S&P 500(R) Composite Stock Price Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $30,023,181 and $32,025,893, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $576,131,564. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,322,613 and gross depreciation of securities in which there was an excess of tax cost over value of $9,826,135 resulting in net appreciation of $57,496,478.

5. FUTURES CONTRACTS

        As of June 30, 2004, the Portfolio had 30 open S&P 500 long futures contracts. The contracts expire in September 2004 and the Portfolio has recorded unrealized appreciation of $54,555.

6. DISTRIBUTIONS TO SHAREHOLDERS

       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

7. FUND ACQUISITION

       Immediately following the close of the New York Stock Exchange, on June 25, 2004, the Portfolio acquired the Orchard S&P 500 Index(R), Orchard DJIASM Index, and Orchard Nasdaq-100 Index(R) Funds. The Agreement and Plan of the Reorganization was approved at a meeting of the shareholders of the Orchard S&P 500 Index(R), Orchard DJIASM Index, and Orchard Nasdaq-100 Index(R) Funds, held on June 1, 2004.

Maxim S&P 500 (R) Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.94%
     49,418 Boeing Co                                                  2,524,766
     11,677 General Dynamics Corp                                      1,159,526
      6,852 Goodrich Corp                                                221,525
     50,368 Honeywell International Inc                                1,844,980
     26,328 Lockheed Martin Corp                                       1,371,162
     21,058 Northrop Grumman Corp                                      1,130,815
     26,203 Raytheon Co                                                  937,281
     10,392 Rockwell Collins                                             346,261
     30,146 United Technologies Corp                                   2,757,756
                                                                     $12,294,072

AGRICULTURE --- 0.19%
     38,074 Archer-Daniels-Midland Co                                    638,882
     15,549 Monsanto Co                                                  598,637
                                                                      $1,237,519

AIR FREIGHT --- 1.03%
     17,512 FedEx Corp                                                 1,430,555
      3,792 Ryder System Inc                                             151,945
     66,115 United Parcel Service Inc Class B                          4,969,865
                                                                      $6,552,365

AIRLINES --- 0.13%
      7,242 Delta Air Lines Inc*                                          51,563
     46,282 Southwest Airlines Co                                        776,149
                                                                        $827,712

AUTO PARTS & EQUIPMENT --- 0.22%
      4,286 Cooper Tire & Rubber Co                                       98,578
      8,723 Dana Corp                                                    170,971
     32,762 Delphi Corp                                                  349,898
     10,266 Goodyear Tire & Rubber Co*                                    93,318
     11,156 Johnson Controls Inc                                         595,507
      7,575 Visteon Corp                                                  88,400
                                                                      $1,396,672

AUTOMOBILES --- 0.50%
    107,324 Ford Motor Co                                              1,679,621
     33,103 General Motors Corp                                        1,542,269
                                                                      $3,221,890

BANKS --- 6.13%
     20,593 AmSouth Bancorp                                              524,504
     32,863 BB&T Corp                                                  1,214,945
     65,785 Bank One Corp                                              3,355,035
    119,598 Bank of America Corp                                      10,120,383
     13,136 Charter One Financial Inc                                    580,480
     10,121 Comerica Inc                                                 555,440
     33,033 Fifth Third Bancorp                                        1,776,515
          0 First Horizon National Corp*                                       0
      7,310 First Horizon National Corp*                                 332,386
     13,404 Huntington Bancshares Inc                                    306,952
     24,046 KeyCorp                                                      718,735
      7,000 M&T Bank Corp                                                611,100
     13,049 Marshall & Ilsley Corp                                       510,085
     39,649 National City Corp                                         1,388,111
     10,097 North Fork Bancorp Inc                                       384,191
     16,527 PNC Financial Services Group                                 877,253
     12,818 Regions Financial Corp                                       468,498
     19,296 SouthTrust Corp                                              748,878
     16,588 SunTrust Banks Inc                                         1,078,054
     17,828 Synovus Financial Corp                                       451,405
    111,114 US Bancorp                                                 3,062,302
     11,164 Union Planters Corp                                          332,799
     77,052 Wachovia Corp                                              3,428,814
     98,989 Wells Fargo & Co                                           5,665,140
      5,250 Zions Bancorp                                                322,613
                                                                     $38,814,618

BIOTECHNOLOGY --- 1.20
     74,592 Amgen Inc*                                                 4,070,485
     19,918 Biogen Idec Inc*                                           1,259,814
     11,065 Chiron Corp*                                                 493,942
     13,266 Genzyme Corp*                                                627,880
     12,500 Gilead Sciences Inc*                                         837,500
     14,502 MedImmune Inc*                                               339,347
                                                                      $7,628,968

BROADCAST/MEDIA --- 0.89%
     36,052 Clear Channel Communications Inc                           1,332,121
    131,461 Comcast Corp*                                              3,684,852
     18,929 Univision Communications Inc Class A*                        604,403
                                                                      $5,621,376

BUILDING MATERIALS --- 0.25%
     12,613 American Standard Cos Inc*                                   508,430
     25,701 Masco Corp                                                   801,357
      6,035 Vulcan Materials Co                                          286,964
                                                                      $1,596,751

CHEMICALS --- 1.42%
     13,299 Air Products & Chemicals Inc                                 697,533
     54,858 Dow Chemical Co                                            2,232,721
     58,652 EI du Pont de Nemours & Co                                 2,605,322
      4,511 Eastman Chemical Co                                          208,544
     15,025 Ecolab Inc                                                   476,293
      7,305 Engelhard Corp                                               236,025
      2,911 Great Lakes Chemical Corp                                     78,772
      6,401 Hercules Inc*                                                 78,028
      5,523 International Flavors & Fragrances Inc                       206,560
     10,081 PPG Industries Inc                                           629,962
     19,018 Praxair Inc                                                  759,008
     13,162 Rohm & Haas Co                                               547,276
      4,082 Sigma-Aldrich Corp                                           243,328
                                                                      $8,999,372

COMMUNICATIONS - EQUIPMENT --- 1.59%
     47,372 ADC Telecommunications Inc*                                  134,536
      9,410 Andrew Corp*                                                 188,294
     25,972 Avaya Inc*                                                   410,098
     33,217 CIENA Corp*                                                  123,567
     11,392 Comverse Technology Inc*                                     227,156
     80,356 Corning Inc*                                               1,049,449
     84,346 JDS Uniphase Corp*                                           319,671
    251,228 Lucent Technologies Inc*                                     949,642
    137,372 Motorola Inc                                               2,507,039
      5,383 QLogic Corp*                                                 143,134
     47,521 QUALCOMM Inc                                               3,468,083
      8,979 Scientific-Atlanta Inc                                       309,776
     24,364 Tellabs Inc*                                                 212,941
                                                                     $10,043,386

COMPUTER HARDWARE & SYSTEMS --- 3.56%
     22,254 Apple Computer Inc*                                          724,145
    147,895 Dell Inc*                                                  5,297,599
    143,207 EMC Corp*                                                  1,632,560
     21,740 Gateway Inc*                                                  97,830
    178,720 Hewlett-Packard Co                                         3,770,992
     98,890 International Business Machines Corp                       8,717,154
      7,681 Lexmark International Group Inc Class A*                     741,447
      5,588 NCR Corp*                                                    277,109
     20,351 Network Appliance Inc*                                       438,157
    194,959 Sun Microsystems Inc*                                        846,122
                                                                     $22,543,115

COMPUTER SOFTWARE & SERVICES --- 8.15%
     13,949 Adobe Systems Inc                                            648,629
      7,950 Affiliated Computer Services Inc Class A*                    420,873
      6,655 Autodesk Inc                                                 284,901
     34,577 Automatic Data Processing Inc                              1,448,085
     13,049 BMC Software Inc*                                            241,407
    396,343 Cisco Systems Inc*                                         9,393,329
      9,915 Citrix Systems Inc*                                          201,869
     34,247 Computer Associates International Inc                        960,971
     11,004 Computer Sciences Corp*                                      510,916
     22,642 Compuware Corp*                                              149,437
      8,333 Convergys Corp*                                              128,328
     17,784 Electronic Arts Inc*                                         970,117
     28,326 Electronic Data Systems Corp                                 542,443
     51,123 First Data Corp                                            2,275,996
     11,411 Fiserv Inc*                                                  443,774
     11,251 Intuit Inc*                                                  434,064
      5,427 Mercury Interactive Corp*                                    270,427
    632,924 Microsoft Corp                                            18,076,309
     22,594 Novell Inc*                                                  189,564
    304,536 Oracle Corp*                                               3,633,114
     15,683 Parametric Technology Corp*                                   78,415
     22,158 Paychex Inc                                                  750,713
     21,322 PeopleSoft Inc*                                              394,457
      8,138 Sabre Holdings Corp                                          225,504
     29,462 Siebel Systems Inc*                                          314,654
     16,971 SunGard Data Systems Inc*                                    441,246
     18,292 Symantec Corp*                                               800,824
     19,490 Unisys Corp*                                                 270,521
     25,330 VERITAS Software Corp*                                       701,641
     78,914 Yahoo! Inc*                                                2,866,946
     38,571 eBay Inc*                                                  3,546,603
                                                                     $51,616,077

CONGLOMERATES --- 4.51%
     45,835 3M Co                                                      4,125,608
    618,841 General Electric Co                                       20,050,448
      8,129 Textron Inc                                                  482,456
    117,538 Tyco International Ltd                                     3,895,209
                                                                     $28,553,721

CONTAINERS --- 0.18%
      3,366 Ball Corp                                                    242,520
      6,286 Bemis Co Inc                                                 177,580
      8,945 Pactiv Corp*                                                 223,088
      4,965 Sealed Air Corp*                                             264,486
      3,301 Temple-Inland Inc                                            228,594
                                                                      $1,136,268

COSMETICS & PERSONAL CARE --- 0.64%
      5,346 Alberto-Culver Co Class B                                    268,048
     27,630 Avon Products Inc                                          1,274,848
     58,838 Gillette Co                                                2,494,731
                                                                      $4,037,627

DISTRIBUTORS --- 0.32%
     10,207 Genuine Parts Co                                             405,014
     37,508 SYSCO Corp                                                 1,345,412
      5,307 WW Grainger Inc                                              305,153
                                                                      $2,055,579

ELECTRIC COMPANIES --- 2.01%
      7,360 Allegheny Energy Inc*                                        113,418
     10,675 Ameren Corp                                                  458,598
     23,165 American Electric Power Co Inc                               741,280
      9,571 CMS Energy Corp*                                              87,383
     17,969 CenterPoint Energy Inc                                       206,644
     10,538 Cinergy Corp                                                 400,444
     14,132 Consolidated Edison Inc                                      561,888
     10,118 DTE Energy Co                                                410,184
     19,142 Dominion Resources Inc                                     1,207,477
     19,114 Edison International                                         488,745
     13,507 Entergy Corp                                                 756,527
     38,740 Exelon Corp                                                1,289,655
     10,836 FPL Group Inc                                                692,962
     19,361 FirstEnergy Corp                                             724,295
     24,539 PG&E Corp*                                                   685,620
     10,426 PPL Corp                                                     478,553
      5,307 Pinnacle West Capital Corp                                   214,350
     14,468 Progress Energy Inc                                          637,315
      5,530 Progress Energy Inc @ (CVO)*                                       0
     43,180 Southern Co                                                1,258,697
     11,009 TECO Energy Inc                                              131,998
     19,031 TXU Corp                                                     770,946
     23,390 Xcel Energy Inc                                              390,847
                                                                     $12,707,826

ELECTRONIC INSTRUMENT & EQUIP --- 0.94%
     28,169 Agilent Technologies Inc*                                    824,788
     11,702 American Power Conversion Corp                               229,944
      5,465 Cooper Industries Inc                                        324,676
     24,702 Emerson Electric Co                                        1,569,812
     11,745 Jabil Circuit Inc*                                           295,739
     11,071 Molex Inc                                                    355,158
      7,469 PerkinElmer Inc                                              149,679
      4,901 Power-One Inc*                                                53,813
     10,890 Rockwell Automation Inc                                      408,484
     30,473 Sanmina - SCI Corp*                                          277,304
     56,319 Solectron Corp*                                              364,384
     13,721 Symbol Technologies Inc                                      202,248
      4,914 Tektronix Inc                                                167,174
      9,729 Thermo Electron Corp*                                        299,069
      3,372 Thomas & Betts Corp                                           91,820
      7,038 Waters Corp*                                                 336,276
                                                                      $5,950,368

ELECTRONICS - SEMICONDUCTOR --- 3.58%
     20,666 Advanced Micro Devices Inc*                                  328,589
     21,907 Altera Corp*                                                 486,774
     22,055 Analog Devices Inc                                         1,038,349
     98,835 Applied Materials Inc*                                     1,939,143
     18,261 Applied Micro Circuits Corp*                                  97,149
     18,405 Broadcom Corp Class A*                                       860,802
    379,177 Intel Corp                                                10,465,285
     11,569 KLA-Tencor Corp*                                             571,277
     22,341 LSI Logic Corp*                                              170,238
     18,158 Linear Technology Corp                                       716,696
        130 Marvell Technology Group Ltd*                                  3,471
     18,900 Maxim Integrated Products Inc                                990,738
     35,717 Micron Technology Inc*                                       546,827
      9,665 NVIDIA Corp*                                                 198,133
     20,962 National Semiconductor Corp*                                 460,954
      8,622 Novellus Systems Inc*                                        271,076
     10,333 PMC-Sierra Inc*                                              148,279
     11,317 Teradyne Inc*                                                256,896
    101,405 Texas Instruments Inc                                      2,451,973
     20,347 Xilinx Inc*                                                  677,759
                                                                     $22,680,408

ENGINEERING & CONSTRUCTION --- 0.04%
      4,892 Fluor Corp                                                   233,202
                                                                        $233,202

FINANCIAL SERVICES --- 5.79%
     45,583 Bank of New York Co Inc                                    1,343,787
    303,233 Citigroup Inc                                             14,100,335
     16,430 Countrywide Credit Industries Inc                          1,154,208
     56,858 Fannie Mae (nonvtg)                                        4,057,387
      6,283 Federated Investors Inc Class B                              190,626
     14,623 Franklin Resources Inc                                       732,320
     40,394 Freddie Mac                                                2,556,940
      9,005 Golden West Financial Corp                                   957,682
    122,038 JP Morgan Chase & Co                                       4,731,413
     13,977 Janus Capital Group Inc                                      230,481
      5,819 MGIC Investment Corp                                         441,429
     24,824 Mellon Financial Corp                                        728,088
      8,781 Moody's Corp                                                 567,779
     12,901 Northern Trust Corp                                          545,454
     18,740 Principal Financial Group                                    651,777
     18,000 Sovereign Bancorp Inc                                        397,800
     19,719 State Street Corp                                            967,020
      7,442 T Rowe Price Group Inc                                       375,077
     50,732 Washington Mutual Inc                                      1,960,284
                                                                     $36,689,887

FOOD & BEVERAGES --- 3.81%
      2,221 Adolph Coors Co Class B                                      160,667
     47,143 Anheuser-Busch Co Inc                                      2,545,722
      7,140 Brown-Forman Corp                                            344,648
     24,077 Campbell Soup Co                                             647,190
    142,814 Coca-Cola Co                                               7,209,251
     27,582 Coca-Cola Enterprises Inc                                    799,602
     30,995 ConAgra Foods Inc                                            839,345
     22,202 General Mills Inc                                          1,055,261
     20,600 HJ Heinz Co                                                  807,520
     15,198 Hershey Foods Corp                                           703,211
     24,100 Kellogg Co                                                 1,008,585
      8,062 McCormick & Co Inc (nonvtg)                                  274,108
     15,092 Pepsi Bottling Group Inc                                     460,910
    100,108 PepsiCo Inc                                                5,393,819
     46,292 Sara Lee Corp                                              1,064,253
     13,187 Wm Wrigley Jr Co                                             831,440
                                                                     $24,145,532

GOLD, METALS & MINING --- 0.67%
     50,925 Alcoa Inc                                                  1,682,053
      4,688 Allegheny Technologies Inc                                    84,618
     10,328 Freeport-McMoRan Copper & Gold Inc                           342,373
     25,940 Newmont Mining Corp                                        1,005,434
      4,670 Nucor Corp                                                   358,469
      5,498 Phelps Dodge Corp*                                           426,150
      6,589 United States Steel Corp                                     231,406
      5,018 Worthington Industries Inc                                   103,020
                                                                      $4,233,523

HEALTH CARE RELATED --- 2.09%
      8,914 Aetna Inc                                                    757,690
      6,612 AmericsourceBergen Corp                                      395,265
      8,162 Anthem Inc*                                                  730,989
      8,323 CIGNA Corp                                                   572,706
     25,236 Cardinal Health Inc                                        1,767,782
     26,850 Caremark Rx Inc*                                             884,439
      4,595 Express Scripts Inc Class A*                                 364,062
     28,420 HCA Inc                                                    1,181,988
     14,182 Health Management Associates Inc Class A                     317,960
      9,088 Hospira Inc*                                                 250,829
      9,421 Humana Inc*                                                  159,215
     13,728 IMS Health Inc                                               321,784
      5,191 Manor Care Inc                                               169,642
     17,102 McKesson HBOC Inc                                            587,112
     15,907 Medco Health Solutions Inc*                                  596,513
      6,114 Quest Diagnostics Inc                                        519,384
     27,210 Tenet Healthcare Corp*                                       364,886
     36,120 United Health Group Inc                                    2,248,470
      9,118 Wellpoint Health Networks Inc*                             1,021,307
                                                                     $13,212,023

HEAVY TRUCKS & PARTS --- 0.02%
      2,500 Cummins Engine Co Inc                                        156,250
                                                                        $156,250

HOMEBUILDING --- 0.14%
      7,200 Centex Corp                                                  329,400
          0 Centex Corp                                                        0
      2,740 KB Home                                                      188,046
      7,416 Pulte Corp                                                   385,854
                                                                        $903,300

HOTELS/MOTELS --- 0.53%
     37,110 Carnival Corp                                              1,744,170
     22,437 Hilton Hotels Corp                                           418,674
     13,287 Marriott International Inc Class A                           662,756
     12,158 Starwood Hotels & Resorts Worldwide Inc                      545,286
                                                                      $3,370,886

HOUSEHOLD GOODS --- 2.36%
      4,667 Black & Decker Corp                                          289,961
     12,421 Clorox Co                                                    668,001
     31,209 Colgate-Palmolive Co                                       1,824,166
      8,605 Fortune Brands Inc                                           649,075
     29,426 Kimberly-Clark Corp                                        1,938,585
     11,243 Leggett & Platt Inc                                          300,301
      4,571 Maytag Corp                                                  112,035
     16,038 Newell Rubbermaid Inc                                        376,893
    150,702 Procter & Gamble Co                                        8,204,217
      3,357 Snap-on Inc                                                  112,627
      4,813 Stanley Works                                                219,377
      4,050 Whirlpool Corp                                               277,830
                                                                     $14,973,068

INSURANCE RELATED --- 4.55%
     16,614 ACE Ltd                                                      702,440
     29,828 AFLAC Inc                                                  1,217,281
     41,152 Allstate Corp                                              1,915,626
      6,424 Ambac Financial Group Inc                                    471,779
    152,947 American International Group Inc                          10,902,062
     18,415 Aon Corp                                                     524,275
     11,112 Chubb Corp                                                   757,616
      9,877 Cincinnati Financial Corp                                    429,847
     17,157 Hartford Financial Services Group Inc                      1,179,372
      8,234 Jefferson-Pilot Corp                                         418,287
     10,429 Lincoln National Corp                                        492,770
     10,896 Loews Corp                                                   653,324
      8,504 MBIA Inc                                                     485,748
     30,704 Marsh & McLennan Cos Inc                                   1,393,348
     44,258 MetLife Inc                                                1,586,649
     12,774 Progressive Corp                                           1,089,622
     30,853 Prudential Financial Inc                                   1,433,739
      8,156 SAFECO Corp                                                  358,864
     39,069 St Paul Travelers Cos Inc                                  1,583,857
      6,571 Torchmark Corp                                               353,520
     17,292 UnumProvident Corp                                           274,943
      8,096 XL Capital Ltd Class A                                       610,924
                                                                     $28,835,893

INVESTMENT BANK/BROKERAGE FIRM --- 1.45%
      6,225 Bear Stearns Co Inc                                          524,830
     79,971 Charles Schwab Corp                                          768,521
     21,400 E*TRADE Financial Corp*                                      238,610
     16,244 Lehman Brothers Holdings Inc                               1,222,361
     56,384 Merrill Lynch & Co Inc                                     3,043,608
     64,439 Morgan Stanley                                             3,400,446
                                                                      $9,198,376

LEISURE & ENTERTAINMENT --- 2.29%
      5,552 Brunswick Corp                                               226,522
     17,343 Harley-Davidson Inc                                        1,074,225
      6,599 Harrah's Entertainment Inc                                   357,006
     10,303 Hasbro Inc                                                   195,757
     20,455 International Game Technology                                789,563
     24,681 Mattel Inc                                                   450,428
    267,272 Time Warner Inc*                                           4,698,642
    101,576 Viacom Inc Class B                                         3,628,295
    120,310 Walt Disney Co                                             3,066,702
                                                                     $14,487,140

MACHINERY --- 0.53%
     20,108 Caterpillar Inc                                            1,597,380
     14,631 Deere & Co                                                 1,026,218
      4,091 Navistar International Corp*                                 158,567
     10,296 PACCAR Inc                                                   597,065
                                                                      $3,379,230

MANUFACTURING --- 0.89%
      3,431 Crane Co                                                     107,699
     18,020 Danaher Corp                                                 934,337
     11,921 Dover Corp                                                   501,874
      8,854 Eaton Corp                                                   573,208
      5,470 ITT Industries Inc                                           454,010
     18,139 Illinois Tool Works Inc                                    1,739,349
     10,195 Ingersoll-Rand Co                                            696,420
      7,296 Pall Corp                                                    191,082
      7,012 Parker-Hannifin Corp                                         416,934
                                                                      $5,614,913

MEDICAL PRODUCTS --- 2.14%
     11,765 Applera Corp Applied Biosystems Group                        255,889
      3,132 Bausch & Lomb Inc                                            203,799
     35,962 Baxter International Inc                                   1,241,049
     14,887 Becton Dickinson & Co                                        771,147
     14,964 Biomet Inc                                                   665,000
     48,916 Boston Scientific Corp*                                    2,093,605
      6,148 CR Bard Inc                                                  348,284
     18,437 Guidant Corp                                               1,030,260
     71,072 Medtronic Inc                                              3,462,628
      2,947 Millipore Corp*                                              166,122
     10,344 St Jude Medical Inc*                                         782,524
     23,500 Stryker Corp                                               1,292,500
     14,359 Zimmer Holdings Inc*                                       1,266,464
                                                                     $13,579,271

OFFICE EQUIPMENT & SUPPLIES --- 0.27%
      6,451 Avery Dennison Corp                                          412,929
     13,592 Pitney Bowes Inc                                             601,446
     46,886 Xerox Corp*                                                  679,847
                                                                      $1,694,222

OIL & GAS --- 6.29%
      5,348 Amerada Hess Corp                                            423,508
     14,761 Anadarko Petroleum Corp                                      864,995
     19,060 Apache Corp                                                  830,063
      4,141 Ashland Inc                                                  218,686
      9,450 BJ Services Co*                                              433,188
     19,477 Baker Hughes Inc                                             733,309
     23,206 Burlington Resources Inc                                     839,593
     62,799 ChevronTexaco Corp                                         5,910,014
     40,238 ConocoPhillips                                             3,069,757
     14,032 Devon Energy Corp                                            926,112
      6,876 EOG Resources                                                410,566
    383,436 Exxon Mobil Corp                                          17,028,437
     25,772 Halliburton Co                                               779,861
      8,783 Kerr-McGee Corp                                              472,262
     20,250 Marathon Oil Corp                                            766,260
      8,712 Nabors Industries Ltd*                                       393,957
      7,911 Noble Corp*                                                  299,748
     22,972 Occidental Petroleum Corp                                  1,112,075
      6,124 Rowan Cos Inc*                                               148,997
     34,580 Schlumberger Ltd                                           2,196,176
      4,412 Sunoco Inc                                                   280,691
     18,766 Transocean Sedco Forex Inc*                                  543,088
     15,469 Unocal Corp                                                  587,822
      7,600 Valero Energy Corp                                           560,576
                                                                     $39,829,741

PAPER & FOREST PRODUCTS --- 0.51%
     14,937 Georgia-Pacific Corp                                         552,370
     28,426 International Paper Co                                     1,270,642
      6,357 Louisiana-Pacific Corp                                       150,343
     11,803 MeadWestvaco Corp                                            346,890
     14,188 Weyerhaeuser Co                                              895,547
                                                                      $3,215,792

PERSONAL LOANS --- 1.27%
     74,969 American Express Co                                        3,851,907
     14,049 Capital One Financial Corp                                   960,671
     74,859 MBNA Corp                                                  1,930,614
     17,052 Providian Financial Corp*                                    250,153
     25,719 SLM Corp                                                   1,040,334
                                                                      $8,033,679

PHARMACEUTICALS --- 7.79%
     91,481 Abbott Laboratories                                        3,728,766
      7,749 Allergan Inc                                                 693,690
    114,010 Bristol-Myers Squibb Co                                    2,793,245
     66,247 Eli Lilly & Co                                             4,631,328
     21,743 Forest Laboratories Inc*                                   1,231,306
    174,019 Johnson & Johnson                                          9,692,858
     14,099 King Pharmaceuticals Inc*                                    161,434
    130,240 Merck & Co Inc                                             6,186,400
          0 Merck & Co Inc                                                     0
     15,650 Mylan Laboratories Inc                                       316,913
    447,396 Pfizer Inc                                                15,336,735
     86,200 Schering-Plough Corp                                       1,592,976
      6,384 Watson Pharmaceuticals Inc*                                  171,730
     78,202 Wyeth                                                      2,827,784
                                                                     $49,365,165

PHOTOGRAPHY/IMAGING --- 0.07%
     16,731 Eastman Kodak Co                                             451,402
                                                                        $451,402

POLLUTION CONTROL --- 0.20%
     18,514 Allied Waste Industries Inc*                                 244,015
     34,039 Waste Management Inc                                       1,043,295
                                                                      $1,287,310

PRINTING & PUBLISHING --- 0.73%
      4,846 Dow Jones & Co Inc                                           218,555
     15,961 Gannett Co Inc                                             1,354,291
      4,637 Knight-Ridder Inc                                            333,864
     11,238 McGraw-Hill Cos Inc                                          860,494
      2,911 Meredith Corp                                                159,989
      8,729 New York Times Co Class A                                    390,274
     12,718 RR Donnelley & Sons Co                                       419,948
     19,179 Tribune Co                                                   873,412
                                                                      $4,610,827

RAILROADS --- 0.42%
     21,751 Burlington Northern Santa Fe Corp                            762,808
     12,549 CSX Corp                                                     411,231
     22,929 Norfolk Southern Corp                                        608,077
     15,245 Union Pacific Corp                                           906,315
                                                                      $2,688,431

REAL ESTATE --- 0.42%
      5,526 Apartment Investment & Management Co REIT                    172,024
     23,641 Equity Office Properties Trust REIT                          643,035
     16,381 Equity Residential REIT                                      487,007
     10,727 Plum Creek Timber Co Inc REIT                                349,486
     10,601 ProLogis Trust REIT                                          348,985
     12,247 Simon Property Group Inc REIT                                629,741
                                                                      $2,630,278

RESTAURANTS --- 0.63%
      9,343 Darden Restaurants Inc                                       191,999
     73,810 McDonald's Corp                                            1,919,060
     23,238 Starbucks Corp*                                            1,010,388
      6,717 Wendy's International Inc                                    234,020
     16,927 Yum! Brands Inc*                                             630,023
                                                                      $3,985,490

RETAIL --- 6.43%
     21,515 Albertson's Inc                                              571,008
     15,592 AutoNation Inc*                                              266,623
      4,898 AutoZone Inc*                                                392,330
     17,611 Bed Bath & Beyond Inc*                                       677,143
     19,037 Best Buy Co Inc                                              965,937
      6,749 Big Lots Inc*                                                 97,591
      5,177 Boise Cascade Corp                                           194,862
     23,259 CVS Corp                                                     977,343
     11,615 Circuit City Stores Inc - CarMax Group                       150,414
     26,871 Costco Wholesale Corp                                      1,103,592
      4,805 Dillard's Inc                                                107,152
     19,267 Dollar General Corp                                          376,863
      9,990 Family Dollar Stores Inc                                     303,896
     10,500 Federated Department Stores Inc                              515,550
     52,777 Gap Inc                                                    1,279,842
    130,291 Home Depot Inc                                             4,586,243
     16,567 JC Penney Co Inc                                             625,570
     19,955 Kohl's Corp*                                                 843,697
     43,495 Kroger Co*                                                   791,609
     27,631 Limited Inc                                                  516,700
     46,088 Lowe's Cos Inc                                             2,421,924
     16,994 May Department Stores Co                                     467,165
      8,188 Nordstrom Inc                                                348,891
     18,246 Office Depot Inc*                                            326,786
      9,447 RadioShack Corp                                              270,468
      7,916 SUPERVALU Inc                                                242,309
     26,100 Safeway Inc*                                                 661,374
     12,491 Sears Roebuck & Co                                           471,660
      8,357 Sherwin-Williams Co                                          347,233
     29,116 Staples Inc                                                  853,390
     28,944 TJX Cos Inc                                                  698,708
     53,554 Target Corp                                                2,274,438
      8,603 Tiffany & Co                                                 317,021
     12,495 Toys R Us Inc*                                               199,670
    251,474 Wal-Mart Stores Inc                                       13,267,768
     60,031 Walgreen Co                                                2,173,723
      8,323 Winn-Dixie Stores Inc                                         59,926
                                                                     $40,746,419

SHOES --- 0.21%
     15,519 NIKE Inc Class B                                           1,175,564
      3,526 Reebok International Ltd                                     126,865
                                                                      $1,302,429

SPECIALIZED SERVICES --- 0.84%
     10,353 Apollo Group Inc*                                            914,066
     59,742 Cendant Corp                                               1,462,484
     10,046 Cintas Corp                                                  478,893
      2,918 Deluxe Corp                                                  126,933
      7,969 Equifax Inc                                                  197,233
     10,261 H&R Block Inc                                                489,244
          0 H&R Block Inc                                                      0
     24,498 Interpublic Group of Cos Inc*                                336,358
      6,859 Monster Worldwide Inc*                                       176,413
     11,079 Omnicom Group Inc                                            840,785
     10,031 Robert Half International Inc*                               298,623
                                                                      $5,321,032

TELEPHONE & TELECOMMUNICATIONS --- 3.36%
     18,058 ALLTEL Corp                                                  914,096
     46,517 AT&T Corp                                                    680,544
    159,876 AT&T Wireless Services Inc*                                2,289,424
    107,489 BellSouth Corp                                             2,818,362
      8,095 CenturyTel Inc                                               243,174
     16,813 Citizens Communications Co*                                  203,437
     65,045 Nextel Communications Inc*                                 1,734,100
    104,568 Qwest Communications                  International Inc*     375,399
    194,174 SBC Communications Inc                                     4,708,720
     83,616 Sprint Corp                                                1,471,642
    162,402 Verizon Communications                                     5,877,328
                                                                     $21,316,226

TEXTILES --- 0.13%
      7,362 Jones Apparel Group Inc                                      290,652
      6,532 Liz Claiborne Inc                                            235,021
      6,474 VF Corp                                                      315,284
                                                                        $840,957

TOBACCO --- 1.06%
    120,236 Altria Group Inc                                           6,017,812
      5,015 RJ Reynolds Tobacco Holdings Inc                             338,964
      9,655 UST Inc                                                      347,580
                                                                      $6,704,356

UNIT INVESTMENT TRUST --- 0.15%
      8,526 iShares S&P 500 Index Fund                                   976,483
                                                                        $976,483

UTILITIES --- 0.79%
     37,296 AES Corp*                                                    370,349
     24,298 Calpine Corp*                                                104,967
      9,910 Constellation Energy Group                                   375,589
     53,555 Duke Energy Corp                                           1,086,631
     22,166 Dynegy Inc Class A*                                           94,427
     37,557 El Paso Corp                                                 295,949
      9,353 KeySpan Corp                                                 343,255
      7,297 Kinder Morgan Inc                                            432,639
      2,563 NICOR Inc                                                     87,065
     15,356 NiSource Inc                                                 316,641
      2,165 Peoples Energy Corp                                           91,255
     13,838 Public Service Enterprise Group Inc                          553,935
     13,424 Sempra Energy                                                462,188
     30,407 Williams Cos Inc                                             361,843
                                                                      $4,976,733

WHOLE LOAN --- 0.42%
     28,293 GSR Mortgage Loan Trust                                    2,664,069
                                                                      $2,664,069

TOTAL COMMON STOCK --- 98.67%                                       $625,169,225
(Cost $567,571,224)

SHORT-TERM INVESTMENTS

  7,713,000 Fannie Mae                                                 7,713,000
                  1.217%, July 1, 2004
    750,000 United States of America (1)                                 745,817
                  1.360%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.33%                                $8,458,817
(Cost $8,458,817)

TOTAL MAXIM S&P 500 (R) INDEX PORTFOLIO --- 100%                    $633,628,042
(Cost $576,030,041)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at June 30, 2004. REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004